Share-Based Compensation - Summary of Performance Options Activity (Detail) - Stock options and performance stock options [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding , Options exercisable	39,236,351	16,193,146
R S L Equity Plans Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding ,Beginning balance	69,687,308
Options Granted	12,181,127
Exercised	(101,436)
Options Forfeited	(1,402,095)
Stock options outstanding , Ending balance	80,364,904	69,687,308
Stock options outstanding , Options exercisable	39,236,351
Weighted average exercise price, Beginning balance	$ 11.64
Weighted average exercise price, Granted	9.76
Weighted average exercise price, Exercised	4.06
Weighted average exercise price, Forfeited/Canceled	11.86
Weighted average exercise price, Ending balance	11.37	$ 11.64
Weighted average exercise price, Options exercisable	$ 11.15
Weighted Average Remaining Contractual Life	5 years 6 months	5 years 10 months 20 days
Weighted Average Remaining Contractual Life , Options exercisable	4 years 8 months 12 days
Aggregate Intrinsic Value , Ending balance	$ 1,899
Aggregate Intrinsic Value , Options exercisable	$ 1,456